Earnings (loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Earnings (loss) attributable to shareholders of the parent company	$ 1,030,530	$ (364,578)	$ (164,993)
Weighted average outstanding shares - ordinary shares - basic (thousands)	4,738,841	4,676,941	1,602,126
Adjustment for the basic earnings per shares:
Deferred M&A shares that will be issued solely based on the passage of time		$ 36
Weighted average outstanding shares - ordinary shares - basic (thousands)	4,738,841	4,676,977	1,602,126
Adjustment for the diluted earnings per share:
Share based payment	$ 112,823
Business acquisition	$ 5,915
Total weighted average of ordinary outstanding shares for diluted EPS (in thousands of shares)	4,857,579	4,676,977	1,602,126
Earnings (loss) per share – basic (US$)	$ 0.2175	$ (0.0780)	$ (0.1030)
Earnings (loss) per share – diluted (US$)	$ 0.2121	$ (0.0780)	$ (0.1030)
Antidilutive instruments not considered in the weighted number of shares (in thousands of shares)	4,143	184,362	334,436